Selling, general and administrative expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Selling General And Administrative Expenses [Abstract]
Selling, General and Administrative Expenses

Selling, general and administrative expenses consist of the following:

	Three months ended March 31,
	2017	2018
Personnel expenses	$122,569	$128,068
Operational expenses	35,813	40,389
Depreciation and amortization	2,476	2,652
	$160,858	$171,109

Selling, general and administrative expenses consist of the following:

	Year ended December 31,
	2015	2016	2017
Personnel expenses	$430,088	$469,956	$501,445
Operational expenses	169,042	174,060	178,573
Depreciation and amortization	8,984	9,013	9,829
	$608,114	$653,029	$689,847